Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Other Assets Current [Abstract]
Other Current Assets
Note 4. Other Current Assets
Other current assets consists of the following:

	September 30,	December 31,
(Amounts in thousands)	2021	2020

Net receivable for value added tax (“VAT”)	$134,478	$107,104
Prepaid member referral fees and deferred sales incentive compensation (Note 12)	46,382	31,617
Prepaid lease cost	43,606	61,232
Straight-line revenue receivable	34,548	35,418
Prepaid software	30,502	19,981
Deposits held by landlords	23,091	25,574
Disposition proceeds holdback amounts receivable (Note 3 and 5)	5,323	17,500
Deposits on property and equipment	3,375	3,161
Other prepaid expenses and current assets	80,845	50,585

Total other current assets	$402,150	$352,172

Note 4. Other Current Assets
Other current assets consists of the following:

	December 31,
(Amounts in thousands)	2020	2019
Net receivable for value added tax (“VAT”)	$107,104	$146,135
Deposits on property and equipment	3,161	47,716
Prepaid lease cost	61,232	50,970
Prepaid member referral fees	31,617	57,937
Prepaid software	19,981	30,246
Straight-line revenue receivable	35,418	28,162
Deposits held by landlords	25,574	—
Disposition proceeds holdback amounts receivable (Note 6 and 8)	17,500	—
Other prepaid expenses and current assets	50,585	61,772

Total other current assets	$352,172	$422,938